Leases - Sublease Classification (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessor, Lease, Description [Line Items]
Total sublease rental income	$ 65	$ 0
Other income, net
Lessor, Lease, Description [Line Items]
Total sublease rental income	$ 65	$ 0